Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (5,236,007)	$ (752,105)	¥ (4,167,889)	¥ (2,674,990)
Operating loss
Interest income	402,145	57,765	213,969	83,127
Interest expenses	(914,371)	(131,341)	(94,711)	(277,577)
Foreign exchange gain/(loss), net	(190,210)	(27,322)	(970,796)	400,737
Other expense, net	(109,541)	(15,735)	192,309	2,488
Net loss attributable to iQIYI, Inc.	(10,323,329)	(1,482,854)	(9,109,776)	(3,736,932)
Accretion of redeemable convertible preferred shares	0	0	(298,990)	5,073,140
Accretion of redeemable noncontrolling interests	(1,542)	(222)	0	0
Extinguishment and reissuance of Series B preferred shares	0	0	0	(363,279)
Net income/(loss) attributable to ordinary shareholders	(10,324,871)	(1,483,076)	(9,408,766)	972,929
Other comprehensive income
Foreign currency translation adjustments	228,974	32,890	1,787,553	(264,774)
Unrealized losses on available-for-sale debt securities	(297)	(43)	(689)	(1,470)
Total other comprehensive (loss)/income, net of tax	228,677	32,847	1,786,864	(266,244)
Comprehensive loss	(10,096,557)	(1,450,281)	(7,322,956)	(4,003,176)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(14,946)	(2,147)	(48,253)	(6,058)
Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(9,593,221)	(1,377,980)	(8,573,048)	(3,963,264)
Interest income	133,930	19,238	260,360	101,851
Interest expenses	(603,449)	(86,680)	(25,550)	(116,989)
Foreign exchange gain/(loss), net	(118,439)	(17,013)	(694,907)	247,528
Other expense, net	(127,204)	(18,272)	(28,378)	0
Net loss attributable to iQIYI, Inc.	(10,323,329)	(1,482,854)	(9,109,776)	(3,736,932)
Accretion of redeemable convertible preferred shares	0	0	(298,990)	5,073,140
Accretion of redeemable noncontrolling interests	(1,542)	(222)	0	0
Extinguishment and reissuance of Series B preferred shares				(363,279)
Net income/(loss) attributable to ordinary shareholders	(10,324,871)	(1,483,076)	(9,408,766)	972,929
Other comprehensive income
Foreign currency translation adjustments	227,048	32,613	1,787,553	(264,774)
Unrealized losses on available-for-sale debt securities	(276)	(40)	(733)	(1,470)
Total other comprehensive (loss)/income, net of tax	226,772	32,573	1,786,820	(266,244)
Comprehensive loss	¥ (10,096,557)	$ (1,450,281)	¥ (7,322,956)	¥ (4,003,176)